COMMON STOCK AND WARRANTS (Details Narrative) - $ / shares	1 Months Ended			12 Months Ended
	Feb. 28, 2021	Jan. 31, 2021	Jun. 30, 2014	Dec. 31, 2021	Aug. 13, 2021	Dec. 31, 2020	Dec. 31, 2016	Oct. 31, 2015
Class of Stock [Line Items]
Common stock, Par value				$ 0.0001		$ 0.0001
Common Stock, Shares Authorized				250,000,000		250,000,000
Preferred stock, shares authorized				10,000,000
Common stock, Shares issued				72,335,952		59,710,047
Common stock, Shares outstanding				72,335,952		59,710,047
Preferred stock, shares issued				0
Preferred stock, shares outstanding				0
Purchase of warrants							325,203
Warrants outstanding				21,145,000
Share price				$ 3.79	$ 9.75
Post-Combination warrants, description				The Company, at its option, may redeem all, but not less than all, of the Post-Combination $12.50 Warrants, at the price of $0.01 per Post-Combination $12.50 Warrant if the last sales price of the Common Stock reported has been at least $12.50 per share, subject to adjustment per the terms of the Post-Combination $12.50 Warrant, on each of 20 trading days within the 30 trading day period commencing once the Post-Combination $12.50 Warrants become exercisable and ending on the third trading day prior to the date on which notice of redemption is given. The Company may, at its option, redeem all, but not less than all, of the Post-Combination $15.00 Warrants, at the price of $0.01 per Post-Combination $15.00 Warrant if the last sales price of the Common Stock reported has been at least $15.00 per share, subject to adjustment per the terms of the Post-Combination $15.00 Warrant, on each of 20 trading days within the 30 trading day period commencing once the Post-Combination $15.00 Warrants become exercisable and ending on the third trading day prior to the date on which notice of redemption is given. The Company may, at its option, redeem all, but not less than all, of the Post-Combination $17.50 Warrants, at the price of $0.01 per Post-Combination $17.50 Warrant if the last sales price of the Common Stock reported has been at least $17.50 per share, subject to adjustment per the terms of the Post-Combination $17.50 Warrant, on each of 20 trading days within the 30 trading day period commencing once the Post-Combination $17.50 Warrants become exercisable and ending on the third trading day prior to the date on which notice of redemption is given.
Common Stock [Member]
Class of Stock [Line Items]
Warrants outstanding				12,045,000
Public Warrants [Member]
Class of Stock [Line Items]
Warrants outstanding				11,500,000
Warrants sold				11,500,000
Share price				$ 11.50
Private Placement Warrants [Member]
Class of Stock [Line Items]
Warrants outstanding				545,000
Warrants sold				545,000
Series D 1 Warrants [Member]
Class of Stock [Line Items]
Remaining warrants						162,601
Series D Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Purchase of warrants								487,805
Exercise price per share								$ 61.50
Airspan [Member]
Class of Stock [Line Items]
Warrant issued	406	6,097	203,252
Exercise price	$ 61.50	$ 61.50	$ 61.50
Warrant term	5 years	5 years